Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2018
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Costs of services and general and administrative costs

3. Costs of services and general and administrative costs

	2018 £m	2017[1] £m	2016[1] £m
Costs of services	12,663.5	12,629.0	11,846.5
General and administrative costs	1,507.5	1,267.0	977.7
	14,171.0	13,896.0	12,824.2
Costs of services and general and administrative costs include:
	2018 £m	2017[1] £m	2016[1] £m
Staff costs (note 5)	8,172.6	8,319.0	7,784.9
Establishment costs	871.7	888.6	836.5
Media pass-through costs	1,458.0	1,429.4	1,276.2
Data collection pass-through costs	609.2	646.4	669.8
Other costs of services and general and administrative costs[2]	3,059.5	2,612.6	2,256.8
	14,171.0	13,896.0	12,824.2
Other costs of services and general and administrative costs include:
Goodwill impairment (note 12)	183.9	27.1	27.0
Investment write-downs	2.0	95.9	86.1
Restructuring and transformation costs	302.3	56.8	27.4
Amortisation and impairment of acquired intangible assets (note 12)	280.0	195.1	168.4
Amortisation of other intangible assets (note 12)	38.7	36.3	38.6
Depreciation of property, plant and equipment	225.1	230.7	215.2
Losses on sale of property, plant and equipment	0.6	1.1	0.8
Gains on disposal of investments and subsidiaries	(235.5)	(129.0)	(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(2.0)	0.3	(232.4)
Net foreign exchange (gains)/losses	(13.2)	12.9	(17.0)

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £708.6 million (2017: £558.8 million, 2016: £512.7 million) of other pass-through costs.

In 2018, operating profit includes credits totalling £29.9 million (2017: £44.8 million, 2016: £26.3 million) relating to the release of excess provisions and other balances established in respect of acquisitions completed prior to 2017. Further details of the Group’s approach to acquisition reserves, as required by IFRS 3 Business Combinations, are given in note 27.

The goodwill impairment charge of £183.9 million (2017: £27.1 million, 2016: £27.0 million) primarily relates to a charge of £148.0 million on VMLY&R, with the remaining £35.9 million relating to a number of under-performing businesses in the Group. In certain markets, the impact of current, local economic conditions and trading circumstances on these businesses is sufficiently severe to indicate impairment to the carrying value of goodwill.

Investment write-downs of £95.9 million in 2017 (2016: £86.1 million) include £53.1 million in relation to comScore Inc, which had not released any financial statements in relation to its 2015, 2016 or 2017 results due to an internal investigation by their Audit Committee. In 2017, the market value of comScore Inc fell below the Group’s carrying value. Other investment write-downs relate to certain non-core minority investments in the US where forecast financial performance and/or liquidity issues indicate a permanent decline in the recoverability of the Group’s investment.

In 2018, restructuring and transformation costs of £302.3 million comprise £210.3 million of restructuring costs and £92.0 million transformation costs with respect to strategic initiatives such as co-locations in major cities, IT transformation and shared services. In the fourth quarter of 2018, £234.0 million of restructuring and transformation costs were incurred in relation to the strategic review of the Group’s operations, as outlined in the investor day on 11 December 2018. As part of that review, restructuring actions have been taken to right-size underperforming businesses, address high cost severance markets and simplify operational structures. Further restructuring and transformation costs will be incurred in 2019, 2020 and 2021. The remaining £68.3 million primarily relates to restructuring costs recorded in the first half and transformation costs in relation to the continuing global IT transformation programme.

In 2017, restructuring and transformation costs of £56.8 million (2016: £27.4 million) predominantly comprise £33.7 million (2016: £nil) of severance costs arising from a structural assessment of certain of the Group’s operations, primarily in the mature markets; and £12.8 million (2016: £27.4 million) of costs resulting from the project to transform and rationalise the Group’s IT services and infrastructure including costs relating to the cyber attack in June 2017.

Gains on disposal of investments and subsidiaries of £235.5 million in 2018 (2017: £129.0 million, 2016: £44.3 million) include £185.3 million gains on the disposal of the Group’s interest in Globant S.A. Gains in 2017 include £92.3 million on the sale of the Group’s equity interest in Asatsu-DK Inc following its acquisition by Bain Capital.

In 2016, gains on remeasurement of equity interests arising from a change in scope of ownership of £232.4 million primarily comprise gains in relation to the reclassification of the Group’s interest in the Imagina Group in Spain from other investments to interests in associates, resulting from WPP attaining significant influence in the period.

Auditors’ remuneration:

	2018 £m	2017 £m	2016 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.4	1.4	1.4
The audit of the Company’s subsidiaries pursuant to legislation	21.7	20.7	19.4
Other services pursuant to legislation	4.2	4.0	3.7
Fees payable to the auditors pursuant to legislation	27.3	26.1	24.5
Tax advisory services	–	0.1	1.6
Tax compliance services	0.1	0.1	1.3
Corporate finance services	–	–	0.1
Other services[1]	4.7	4.6	5.7
Total non-audit fees	4.8	4.8	8.7
Total fees	32.1	30.9	33.2

Note

[1]	Other services include audits for earnout purposes.

	2018 £m	2017 £m	2016 £m
Operating lease rentals:
Land and buildings	585.3	586.6	556.1
Sublease income	(25.4)	(17.9)	(11.6)
	559.9	568.7	544.5
Plant and machinery	10.6	11.9	10.6
	570.5	580.6	555.1

Minimum committed annual rentals

Amounts payable in 2019 under leases will be as follows:

	Plant and machinery			Land and buildings
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
In respect of operating leases which expire:
– within one year	3.6	5.1	4.0	70.2	88.6	85.1
– within two to five years	19.2	10.8	10.5	272.7	236.2	287.9
– after five years	0.4	0.1	–	246.3	207.8	187.0
	23.2	16.0	14.5	589.2	532.6	560.0

Future minimum annual amounts payable under all lease commitments in existence at 31 December 2018 are as follows:

	Minimum gross rental payments £m	Less lease- related costs[1] £m	Minimum net rental payments £m	Less sub-let rentals £m	Net payment £m
Year ending 31 December
2019	612.4	(54.2)	558.2	(11.5)	546.7
2020	475.0	(51.0)	424.0	(6.4)	417.6
2021	415.3	(47.3)	368.0	(4.9)	363.1
2022	362.4	(44.8)	317.6	(4.3)	313.3
2023	323.4	(43.1)	280.3	(3.1)	277.2
Later years	2,074.1	(362.5)	1,711.6	(1.3)	1,710.3
	4,262.6	(602.9)	3,659.7	(31.5)	3,628.2

Note

[1]	Lease-related costs include real estate taxes, insurance costs and operating costs embedded in the rental payments to the landlord.